Form N-1A Supplement	Sep. 25, 2026
Series M
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SMA Relationship Trust

Prospectus Supplement  |  September 25, 2026

Includes:

•
Series M

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated April 30, 2026, for Series M (the “Fund”), a series of SMA Relationship TrustSM (the “Trust”), as follows:

Effective October 1, 2026, the Fund’s style benchmark will change from the Bloomberg Managed Money Intermediate (1‑17) Index to a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index.